PROPERTY AND EQUIPMENT, NET - CARRYING AMOUNT (Details)	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 36,968,000		¥ 240,536,000		¥ 256,670,000
Less: accumulated depreciation	(12,955,000)		(41,472,000)		(89,945,000)
Less: impairment	(24,013,000)				(166,725,000)
Property and equipment held under capital leases, net			199,064,000
Depreciation of property and equipment held under capital leases	6,981,000	¥ 48,473,000	34,074,000	¥ 3,523,000
Optical Fibers
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	1,887,000		13,100,000		13,100,000
Computer equipment
PROPERTY AND EQUIPMENT, NET
Property and equipment held under capital leases, at cost	$ 35,081,000		¥ 227,436,000		¥ 243,570,000